Convertible Notes, Debt and Equity Movement of First and Third Jelco Notes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Accumulated Deficit [Abstract]
Amortization (Note 11)	$ 1,238		$ 0
Debt [Abstract]
Beginning balance	14,516
Ending balance	16,196	$ 14,516
First and Third Jelco Notes [Member]
Applicable Limit [Abstract]
Beginning balance	17,750	17,750	17,750
Ending balance	17,750	17,750	17,750
Debt Discount [Abstract]
Beginning balance	(14,389)	(14,389)	(14,389)
Ending balance	(14,389)	(14,389)	(14,389)
Accumulated Deficit [Abstract]
Beginning balance	8,670	7,084	5,801
Amortization (Note 11)	474	1,586	1,283
Ending balance	9,144	8,670	7,084
Debt [Abstract]
Beginning balance	12,031	10,445	9,162
Amortization (Note 11)	474	1,586	1,283
Ending balance	12,505	12,031	10,445
Additional Paid-in Capital [Abstract]
Beginning balance	14,189	14,189	14,189
Ending balance	$ 14,189	$ 14,189	$ 14,189